Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of financial instruments and their carrying amounts

The main financial instruments and their carrying amounts, by category, are as follows:

		Carrying amounts
	Notes	2021	2020
Financial assets
Amortized cost
Related parties - assets	11.1	114	178
Accounts receivable and other accounts receivable		169	117
Fair value through income
Cash and cash equivalents	7	2,550	3,532
Financial instruments - fair value hedge- long position	17.12.1	32	68
Fair value through other comprehensive income
Accounts receivable with credit card companies and sales tickets		155	99
Financial liabilities
Other financial liabilities - amortized cost
Related parties - liabilities	11.1	(368)	(41)
Trade payables	16	(5,942)	(5,058)
Financing through acquisition of assets		(197)	(34)
Borrowings and financing	17.12.1	(1,210)	(897)
Debentures	17.13	(6,446)	(6,599)
Lease liabilities	19.2	(4,051)	(2,776)
Fair value through income
Borrowings and financing, including derivatives	17.12.1	(341)	(335)
Financial instruments - Fair value hedge - short position	17.12.1	(36)	—
Net exposure		(15,571)	(11,746)

Schedule of capital structure

The Company’s capital structure is as follows:

	As of December 31,
	2021	2020
Borrowings, financing and debentures	(8,033)	(7,831)
(-) Cash and cash equivalents	2,550	3,532
(-) Derivative financial instruments	32	68
Net debt	(5,451)	(4,231)
Shareholders´ equity	2,766	1,347
% Net debt over shareholders´ equity	197%	314%

Schedule of aging profile of financial liabilities

The table below summarizes the aging profile of the Company’s financial liabilities as of December 31, 2021.

	Less than 1 year	1 to 5 years	More than 5 years	Total
Borrowings and financing	529	1,347	9	1,885
Debentures	399	7,343	3,035	10,777
Derivative financial instruments	(73)	(284)	288	(69)
Lease liabilities	628	2,868	4,597	8,093
Trade payable	5,942	—	—	5,942
Total	7,425	11,274	7,929	26,628

Schedule of hedge position

	Notional value		Fair value
	2021	2020	2021	2020
Swap with hedge accounting
Hedge purpose (debt)	1,888	309	1,869	335
Long position
Fixed rate	106	106	60	72
USD + Fixed	282	203	281	263
Hedge - CRI	1,500	—	1,528	—

Short position	(1,888)	(309)	(1,873)	(267)
Net hedge position	—	—	(4)	68

Schedule of net exposure of derivative financial instruments

The Company disclosed the net exposure of derivative financial instruments, each of the scenarios mentioned above in the sensitivity analysis as follows:

					Market projections
Transactions	Notes	Risk(CDI Increase)	Carrying Amount	Balance at 2021	Scenario (I)	Scenario (II)	Scenario (III)
Borrowings and financing	17.12.1	CDI + 1.94% per year	1,551	(1,499)	155	118	82
Fixed rate swap contract (short position)	17.12.1	TR + 9.80% per year	(32)	(58)	(53)	(64)	(69)
Foreign exchange swap contract (short position)	17.12.1	CDI + 1.25% per year	36	(291)	(58)	(49)	(63)
Debentures	17.12.1	CDI + 1.48% per year	6,446	(6,523)	(1,163)	(1,378)	(1,593)
Total net effect (loss)			8,001	(8,371)	(1,119)	(1,373)	(1,643)

Schedule of fair value hierarchy of financial assets and liabilities

The table below sets forth the fair value hierarchy of financial assets and liabilities measured at fair value of financial instruments measured at amortized cost, for which the fair value has been disclosed in the financial statements:

	Carrying amount		Fair value
	2021	2020	2021	2020	Level
Trade receivables with credit cards companies and sales vouchers	155	99	155	99	2
Swaps of annual rates between currencies	(11)	57	(11)	57	2
Interest rate swaps	4	11	4	11	2
Interest rate swaps - CRI	3	—	3	—	2
Borrowings and financing (fair value)	(341)	(335)	(341)	(335)	2
Borrowings and financing (amortized cost)	(7,656)	(7,496)	(7,372)	(6,529)	2
	(7,846)	(7,664)	(7,562)	(6,697)

Schedule of consolidated position of outstanding derivative transactions

The outstanding derivative financial instruments are presented in the table below:

			As of December 31,
Description Risk	Notional (millions)	Due date	2021	2020
Debt
USD – BRL	US$ 50	2021	—	57
USD – BRL	US$ 50	2023	(11)	—
Debt
CRI – BRL	R$ 1,500	2028 and 2031	3	—

Interest rate swaps registered at CETIP
Fixed rate x CDI	R$ 54	2027	2	5
Fixed rate x CDI	R$ 52	2027	2	6
Derivatives - Fair value hedge – Brazil			(4)	68

Schedule of debt weighted average

		As of December 31,
	Weighted average rate	2021	2020
Current
Debentures and promissory notes
Debentures and promissory notes	CDI + 1.53% per year	194	1,864
Borrowing costs		(14)	(24)
Total debentures and promissory notes		180	1,840
Borrowings and financing in domestic currency

Working capital	TR + 9.80%	14	12
Working capital	CDI + 2.33% per year	419	9
Borrowing costs		(4)	(5)
Total domestic currency		429	16

In foreign currency
Working capital	CDI + 1.25% per year	1	264
Total foreign currency		1	264
Total of borrowings and financing		430	280

Derivative financial instruments
Swap contracts	CDI + 0.86% per year	(4)	(57)
Swap contracts	CDI + 1.35% per year	3	—
Total derivative financial instruments		(1)	(57)
Total current		609	2,063

		As of December 31,
	Weighted average rate	2021	2020
Non-current
Debentures and promissory notes
Debentures and promissory notes	CDI + 1.48% per year	6,329	4,780
Borrowing costs		(63)	(21)
Total debentures and promissory notes		6,266	4,759
Borrowings and financing in domestic currency

Working capital	TR + 9.80%	47	60
Working capital	CDI + 1.74% per year	800	901
Borrowing costs		(5)	(9)
Total domestic currency		842	952

In foreign currency
Working capital	CDI + 1.25% per year	279	—
Total foreign currency		279	—
Total of borrowings and financing		1,121	952

Derivative financial instruments
Swap contracts	CDI + 0.03% per year	(28)	(11)
Swap contracts	CDI + 1.35% per year	33	—
Total derivative financial instruments		5	(11)
Total non-current		7,392	5,700

Total		8,001	7,763

Current assets		4	57
Non-current assets		28	11
Current liabilities		613	2,120
Non-current liabilities		7,420	5,711

Schedule of rollforward of financial instruments

Amounts
Balance as January 1, 2019	726
Funding - working capital	9,395
Interest provision	246
Swap contracts	(16)
Mark-to-market	(46)
Exchange rate and monetary variation	(29)
Borrowing costs	21
Interest amortization	(116)
Principal amortization	(6,102)
Swap amortization	95
Swap amortization	4,527
Conversion adjustment to reporting currency	80
Balance as of December 31, 2019	8,781
Funding - working capital	2,852
Interest provision	486
Swap contracts	(60)
Mark-to-market	12
Exchange rate and monetary variation	57
Debt modification impact	71
Borrowing costs	42
Interest amortization	(549)
Principal amortization	(2,543)
Swap amortization	13
Conversion adjustment to reporting currency	172
Discontinued operations	(1,571)
Balance as of December 31, 2020	7,763
Funding - working capital	6,090
Interest provision	559
Swap contracts	39
Mark-to-market	31
Exchange rate and monetary variation	5
Debt modification impact	(71)
Borrowing costs	64
Interest amortization	(406)
Principal amortization	(6,075)
Swap amortization	2
Balance as of December 31, 2021	8,001

Schedule of noncurrent maturities
Maturity	Amounts
From 1 to 2 years	1,648
From 2 to 3 years	3,602
From 3 to 4 years	802
From 4 to 5 years	572
More than 5 years	836
Total	7,460

Borrowing Cost	(68)
Total	7,392

Schedule of debentures and promissory notes

				Date				As of December 31,
	Type	Issue amount	Outstanding Debentures (units)	Issuance	Maturity	Annual financial charges	Unit price (in Reais)	2021	2020
First Issue of Promissory Notes – 2nd series	non-preemptive right	50	1	7/4/2019	7/5/2021	CDI + 0.72% per year	52,998,286	—	53
First Issue of Promissory Notes – 3rd series	non-preemptive right	50	1	7/4/2019	7/4/2022	CDI + 0.72% per year	56,087,744	57	53
First Issue of Promissory Notes – 4th series	non-preemptive right	250	5	7/4/2019	7/4/2023	CDI + 0.72% per year	56,087,744	281	267
First Issue of Promissory Notes – 5th series	non-preemptive right	200	4	7/4/2019	7/4/2024	CDI + 0.72% per year	56,087,744	225	214
First Issue of Promissory Notes – 6th series	non-preemptive right	200	4	7/4/2019	7/4/2025	CDI + 0.72% per year	56,087,744	225	213
First Issue of Debentures – 2nd series	non-preemptive right	2,000	200,000	9/4/2019	8/20/2021	CDI + 2.34% per year	876	—	1,762
First Issue of Debentures – 3rd series	non-preemptive right	2,000	200,000	9/4/2019	8/20/2022	CDI + 2.65% per year	1,009	—	2,033
First Issue of Debentures – 4th series	non-preemptive right	2,000	200,000	9/4/2019	8/20/2023	CDI + 3.00% per year	1,005	—	2,049
Second Issue of Debentures – 1st series	non-preemptive right	940,000	940,000	6/1/2021	5/20/2026	CDI + 1.70% per year	1,011	951	—
Second Issue of Debentures – 2nd series	non-preemptive right	660,000	660,000	6/1/2021	5/22/2028	CDI + 1.95% per year	1,012	668	—
Second Issue of Promissory Notes – 1st series	non-preemptive right	1,250,000	940,000	8/27/2021	8/27/2024	CDI + 1.47% per year	1,368	1,285	—
Second Issue of Promissory Notes – 2nd series	non-preemptive right	1,250,000	940,000	8/27/2021	2/27/2025	CDI + 1.53% per year	1,368	1,286	—
Third Issue of Debentures – 1st series – CRI	non-preemptive right	982,526	982,526	10/15/2021	10/16/2028	IPCA + 5.15% per year	1,030	1,012	—
Third Issue of Debentures – 2nd series – CRI	non-preemptive right	517,474	517,474	10/15/2021	10/15/2031	IPCA + 5.27% per year	1,031	533	—

Borrowing Cost								(77)	(45)
								6,446	6,599
Current liabilities								180	1,840
Non-current liabilities								6,266	4,759